Consolidated Statement of Profit and Loss of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue from collaboration agreements	€ 48,266	€ 155,835	€ 53,997
Research and development expenses	(183,832)	(148,079)	(118,663)
General and administrative expenses	(51,184)	(46,449)	(38,198)
Other income	4,734	78	1,139
Operating result	(182,016)	(38,615)	(101,725)
Change in fair value of liabilities for warrants	1,730	17,264	(2,079)
Other financial income	18,516	44,018	13,850
Other financial expenses	(36,666)	(1,321)	(7,040)
Financial result	(16,420)	59,961	4,731
Profit/(loss) before taxes	(198,436)	21,346	(96,994)
Taxes on income	1,989	(6,128)	2,345
Net profit/(loss)	€ (196,447)	€ 15,218	€ (94,649)
Net profit/(loss) per share:
Basic	€ (1.61)	€ 0.14	€ (1.18)
Diluted	€ (1.61)	€ 0.14	€ (1.18)